Long Term Debt - Interest Rate For Revolving Credit Facility (Detail) (Amended Revolving Credit Facility [Member])	2 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2013	Aug. 13, 2013	Dec. 31, 2012
Minimum [Member]
Long Term Debt [Line Items]
Debt Instrument Basis Spread On Alternative Base Rate	0.50%		1.00%
Debt Instrument, Basis Spread on Variable Rate	1.50%	2.00%	2.00%
Less than $92,000,000 but greater than $46,000,000 [Member]
Long Term Debt [Line Items]
Debt Instrument Basis Spread On Alternative Base Rate	0.75%		1.25%
Debt Instrument, Basis Spread on Variable Rate	1.75%		2.25%
Maximum [Member]
Long Term Debt [Line Items]
Debt Instrument Basis Spread On Alternative Base Rate	1.00%		1.50%
Debt Instrument, Basis Spread on Variable Rate	2.00%	2.50%	2.50%